Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 693	$ 1,028
Trade receivables	581	891
Other current assets	64	66
Total current assets	1,338	1,985
Non-current assets:
Deferred offering costs	313	215
Property and equipment, net	15	21
Intangible assets, net	67	87
Goodwill	4,379	4,379
Total non-current assets	4,774	4,702
Total assets	6,112	6,687
Current liabilities:
Current maturities of loans, net	330	508
Account payables	33	27
Deferred revenues	31	33
Liability from related party, net	126	345
Other current liabilities	425	500
Total current liabilities	945	1,413
Non-current liabilities:
Loans, net of current maturities	387
Liability from related party, net	262
Derivative warrants liability	138	50
Convertible advanced investments	4,840	4,770
Total non-current liabilities	5,627	4,820
Commitments and contingent liabilities
Shareholders’ equity (deficit):
Ordinary Shares of NIS 0.05 par value each: Authorized: 14,307,116 and 14,316,880 shares at December 31, 2022 and 2021, respectively; Issued and outstanding: 2,578,760 shares at December 31, 2022 and 2021	51	51
Convertible Ordinary 1 and 2 Shares of NIS 0.05 par value each: Authorized: 1,496,880 shares at December 31, 2022 and 2021; Issued and outstanding: 1,496,880 shares at December 31, 2022 and 2021	5	5
Convertible Preferred Shares of NIS 0.05 par value each: Authorized: 6,196,004 and 6,186,240 shares at December 31, 2022 and 2021, respectively; Issued and outstanding: 5,714,400 shares at December 31, 2022 and 2021	78	78
Additional paid-in capital	30,375	30,041
Accumulated deficit	(30,969)	(29,721)
Total shareholders’ equity (deficit)	(460)	454
Total liabilities and shareholders’ equity (deficit)	$ 6,112	$ 6,687